MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights
Carrying amount of servicing rights recorded in loans serviced for others	$ 918,247	$ 811,783
Mortgage servicing rights
Mortgage Servicing Rights
Unpaid principal balances of mortgage and other loans serviced for others	108,029,000	101,473,000
Carrying amount of servicing rights recorded in loans serviced for others	918,247	811,783	651,409
Assumptions used to determine fair value of servicing rights
Discount rate (as a percent)	9.00%	9.00%
Ancillary income per loan annually	48	48
Incremental cost to service per loan annually	$ 43	$ 43
Mortgage servicing rights | Minimum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	260.00%	246.00%
Mortgage servicing rights | Maximum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	667.00%	698.00%